S-4 Fair Value Measurements - Summary of Change in the Fair Value of Derivative Warrant Liabilities (Detail) - TLG Acquisition One Corp - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of working capital loan - related party	$ (428,594)		$ 0		$ (886,513)	$ 0	$ (689,630)	$ 0
Fair Value, Inputs, Level 3 | Working capital loan - related party
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 - Instruments	3,897,451	$ 2,330,370	2,320,000	$ 920,000	2,330,370	920,000	920,000	0
Issuance of Public and Private Placement Warrants								0
Transfer of Public Warrants and Private Placement Warrants from Level 3 to Level 1				0			0	0
Change in fair value of derivative warrant liabilities								0
Borrowings of working capital loan - related party	1,940,000	2,025,000	500,000	1,400,000			2,100,000	920,000
Change in fair value of working capital loan - related party	(428,594)	(457,919)					(689,630)
Level 3 - Instruments	$ 5,408,857	3,897,451	2,820,000	2,320,000	5,408,857	2,820,000	2,330,370	920,000
Fair Value, Inputs, Level 3 | Derivative Warrant Liabilities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 - Instruments		$ 0	0	3,666,670	$ 0	3,666,670	3,666,670	0
Issuance of Public and Private Placement Warrants								38,400,000
Transfer of Public Warrants and Private Placement Warrants from Level 3 to Level 1				(3,666,670)			(3,666,670)	(24,533,330)
Change in fair value of derivative warrant liabilities								(10,200,000)
Borrowings of working capital loan - related party			0	0			0	0
Change in fair value of working capital loan - related party							0
Level 3 - Instruments			$ 0	$ 0		$ 0	$ 0	$ 3,666,670